UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22752

Nuveen Intermediate Duration Municipal Term Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         2/29/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments
	Nuveen Intermediate Duration Municipal Term Fund (NID)
	February 29, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 124.5% (100.0% of Total Investments)
	MUNICIPAL BONDS – 124.5% (100.0% of Total Investments)
	Alabama – 3.1% (2.5% of Total Investments)
$ 235	Jefferson County Public Building Authority, Alabama, Lease Revenue Warrants, Series 2006,	4/16 at 100.00	B1	$ 234,572
	5.125%, 4/01/21 – AMBAC Insured
7,000	Jefferson County, Alabama, General Obligation Refunding Warrants, Series 2003A, 5.000%,	5/16 at 100.00	AA–	7,003,360
	4/01/22 – NPFG Insured
665	Jefferson County, Alabama, General Obligation Warrants, Series 2004A, 5.000%, 4/01/18 –	5/16 at 100.00	AA–	665,878
	NPFG Insured
	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds,
	Series 2004A:
10,000	5.250%, 1/01/20	5/16 at 100.00	A–	10,097,600
200	5.500%, 1/01/22 – AGM Insured	5/16 at 100.00	AA	201,952
2,000	5.250%, 1/01/23	5/16 at 100.00	A–	2,019,520
20,100	Total Alabama			20,222,882
	Alaska – 0.3% (0.2% of Total Investments)
2,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	5/16 at 100.00	B3	1,828,140
	Series 2006A, 5.000%, 6/01/32
	Arizona – 1.6% (1.3% of Total Investments)
895	Arizona Health Facilities Authority, Health Care Facilities Revenue Bonds, The Beatitudes	10/16 at 100.00	N/R	899,457
	Campus Project, Series 2006, 5.100%, 10/01/22
2,000	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s	2/22 at 100.00	BBB+	2,254,920
	Hospital, Refunding Series 2012A, 5.000%, 2/01/27
695	Estrella Mountain Ranch Community Facilities District, Goodyear City, Arizona, Special	7/25 at 100.00	N/R	698,711
	Assessment Revenue Bonds, Montecito Assessment District 2, Series 2015, 4.750%, 7/01/30
	Florence Town Inc., Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy
	Traditional School Project – Queen Creek and Casa Grande Campuses, Series 2013:
90	4.000%, 7/01/18	No Opt. Call	BB	92,015
1,050	5.000%, 7/01/23	No Opt. Call	BB	1,142,610
90	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Great Hearts	7/21 at 100.00	BB	100,652
	Academies – Veritas Project, Series 2012, 6.250%, 7/01/32
	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Guam Facilities
	Foundation, Inc. Project, Series 2014:
1,295	5.000%, 2/01/18	No Opt. Call	B+	1,347,927
1,000	5.125%, 2/01/34	2/24 at 100.00	B+	1,009,030
760	Pima County Industrial Development Authority, Arizona, Education Facility Revenue and	7/20 at 102.00	BB	742,794
	Refunding Bonds, Edkey Charter Schools Project, Series 2013, 5.000%, 7/01/25
800	University Medical Center Corporation, Tucson, Arizona, Hospital Revenue Bonds, Series 2011,	No Opt. Call	N/R (4)	909,200
	5.000%, 7/01/19 (ETM)
937	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series	7/16 at 100.00	N/R	942,744
	2005, 5.750%, 7/01/22
9,612	Total Arizona			10,140,060
	California – 11.5% (9.2% of Total Investments)
100	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate	No Opt. Call	BBB+	106,953
	Lien Series 2004A, 5.300%, 10/01/23 – AMBAC Insured
2,490	Alvord Unified School District, Riverside County, California, General Obligation Bonds, Tender	No Opt. Call	AA	5,851,127
	Option Bond Trust 3306, 26.750%, 8/01/23-NPFG Insured (IF) (5)
935	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2011A, 6.875%, 3/01/26	No Opt. Call	Ba3	1,035,961
750	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender	10/26 at 100.00	AA	711,930
	Option Bond Trust 4740, 3.380%, 4/01/36 (IF) (5)
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda
	University Medical Center, Series 2014A:
500	5.250%, 12/01/29	12/24 at 100.00	BB+	569,715
2,500	5.250%, 12/01/34	12/24 at 100.00	BB+	2,786,425
	California Statewide Community Development Authority, Revenue Bonds, International School of
	the Peninsula, Palo Alto, California, Series 2006:
415	5.000%, 11/01/16	No Opt. Call	N/R	419,548
2,125	5.000%, 11/01/21	11/16 at 100.00	N/R	2,151,711
5,000	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds,	8/20 at 100.00	N/R	5,468,850
	Redevelopment Projects, Second Lien Series 2010B, 5.750%, 8/01/26
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
13,420	4.500%, 6/01/27	6/17 at 100.00	B+	13,469,654
5,100	5.000%, 6/01/33	6/17 at 100.00	B–	4,840,614
2,355	Hesperia Public Financing Authority, California, Redevelopment and Housing Projects Tax	No Opt. Call	N/R	2,483,607
	Allocation Bonds, Series 2007A, 5.500%, 9/01/17 – SYNCORA GTY Insured
310	Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/18 at 100.00	BBB–	340,216
	Project, Subordinate Lien Refunding Series 2008A, 5.000%, 8/15/23
835	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	CC	838,265
	Bonds, Series 2007, 4.625%, 6/01/21
250	National City Community Development Commission, California, Tax Allocation Bonds, National	8/21 at 100.00	A	313,523
	City Redevelopment Project, Series 2011, 7.000%, 8/01/32
	Palm Desert Financing Authority, California, Tax Allocation Revenue Bonds, Project Area 2,
	Series 2006D:
1,020	0.000%, 8/01/18	No Opt. Call	N/R	894,122
1,165	0.000%, 8/01/19	No Opt. Call	N/R	962,395
1,310	0.000%, 8/01/20	No Opt. Call	N/R	1,018,551
1,450	0.000%, 8/01/21	No Opt. Call	N/R	1,059,240
	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009:
2,430	5.500%, 11/01/19	No Opt. Call	Ba1	2,647,145
5,000	6.625%, 11/01/29	11/19 at 100.00	Ba1	5,593,200
700	Redwood City, California, Special Tax Refunding Bonds, Redwood Shores Community Facilities	No Opt. Call	N/R	782,474
	District 99-1, Shores Transportation Improvement Project, Series 2012B, 5.000%, 9/01/29
340	Riverside County, California, Special Tax Bonds, Community Facilities District 05-8 Scott	No Opt. Call	N/R	369,726
	Road, Series 2013, 4.000%, 9/01/21
500	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westbrook, Series	9/24 at 100.00	N/R	550,380
	2014, 5.000%, 9/01/29
2,395	San Bernardino Joint Powers Financing Authority, California, Tax Allocation Bonds, Series	No Opt. Call	AA	2,981,703
	2005A, 5.750%, 10/01/24 – AGM Insured
260	San Diego, California, Community Facilities District 3 Liberty Station Special Tax Refunding	No Opt. Call	N/R	297,302
	Bonds Series 2013, 5.000%, 9/01/20
100	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	BBB+	106,114
	Project, Refunding Series 2006D, 5.000%, 8/01/18 – AMBAC Insured
420	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	5/16 at 100.00	AA–	426,531
	Project, Series 2003, 5.000%, 8/01/25 – FGIC Insured
550	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	No Opt. Call	BBB+	582,577
	Project, Series 2007B, 5.000%, 8/01/19 – SYNCORA GTY Insured
1,500	Tejon Ranch Public Facilities Financing Authority, California, Special Tax Bonds, Community	No Opt. Call	N/R	1,637,085
	Facilities District 2008-1 Tejon Industrial Complex East 2012A, 5.000%, 9/01/32
1,500	Tejon Ranch Public Facilities Financing Authority, California, Special Tax Bonds, Community	No Opt. Call	N/R	1,637,085
	Facilities District 2008-1 Tejon Industrial Complex East 2012B, 5.000%, 9/01/32
10,000	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B+	10,004,000
	Refunding Series 2005A-2, 5.400%, 6/01/27
1,520	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds,	5/16 at 100.00	B+	1,520,213
	Series 2005A-1, 4.750%, 6/01/23
120	Vernon, California, Electric System Revenue Bonds, Series 2009A, 5.125%, 8/01/21	8/19 at 100.00	N/R (4)	131,953
	(Pre-refunded 8/01/19)
280	Vernon, California, Electric System Revenue Bonds, Series 2009A, 5.125%, 8/01/21	8/19 at 100.00	A–	311,021
69,645	Total California			74,900,916
	Colorado – 4.5% (3.6% of Total Investments)
505	Bromley Park Metropolitan District 2, Brighton, Colorado, General Obligation Bonds, Refunding	12/17 at 100.00	AA	520,534
	Series 2007A, 4.375%, 12/01/18 – RAAI Insured
2,120	Bromley Park Metropolitan District 3, Brighton, Colorado, General Obligation Bonds, Refunding &	12/17 at 100.00	AA	2,166,407
	Improvement Series 2007, 4.750%, 12/01/37 – RAAI Insured
4,005	Castle Oaks Metropolitan District, Castle Rock, Douglas County, Colorado, General Obligation	12/17 at 100.00	N/R (4)	4,334,491
	Limited Tax Bonds, Refunding & Improvement Series 2012, 5.500%, 12/01/22
	(Pre-refunded 12/01/17)
765	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Academy	No Opt. Call	B	815,475
	of Charter Schools Project, Series 2010B, 6.125%, 11/01/20
500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	8/18 at 100.00	N/R	523,360
	Flagstaff Academy Project, Series 2008A, 6.750%, 8/01/28
165	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	No Opt. Call	BB+	179,768
	Littleton Preparatory Charter School, Series 2013, 5.000%, 12/01/22
975	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Total Long-Term Care National	No Opt. Call	A	1,054,160
	Obligated Group Project, Series 2010A, 5.250%, 11/15/20
889	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series	No Opt. Call	N/R	802,054
	2013, 6.875%, 10/01/27 (Alternative Minimum Tax) (6)
3,270	Colorado Springs, Colorado, Utilities System Revenue Bonds, Tender Option Bond Trust	No Opt. Call	AA	4,585,325
	2015-XF0223, 14.092%, 10/01/20 (IF)
	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System
	Revenue Bonds, Tender Option Bond Trust 3316:
100	22.846%, 9/01/22 (IF) (5)	No Opt. Call	Aa2	223,235
300	22.846%, 3/01/23 (IF) (5)	No Opt. Call	Aa2	685,380
430	22.795%, 3/01/24 (IF) (5)	No Opt. Call	Aa2	989,972
725	22.846%, 3/01/25 (IF) (5)	No Opt. Call	Aa2	1,652,094
200	22.846%, 9/01/25 (IF) (5)	No Opt. Call	Aa2	450,440
3,385	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel,	11/16 at 100.00	BBB–	3,473,078
	Senior Lien Series 2006, 5.125%, 12/01/24 – SYNCORA GTY Insured
860	Fitzsimons Village Metropolitan District 3, Arapahoe County, Colorado, Tax Increment/Public	No Opt. Call	N/R	875,145
	Improvement Fee Supported Revenue Bonds, Series 2014A, 5.750%, 3/01/32
250	Lincoln Park Metropolitan District, Douglas County, Colorado, General Obligation Refunding and	12/17 at 100.00	N/R (4)	271,113
	Improvement Bonds, Series 2008, 5.625%, 12/01/20 (Pre-refunded 12/01/17)
225	North Range Metropolitan District 1, Adams County, Colorado, Limited Tax General Obligation	12/16 at 100.00	N/R	226,125
	Bonds, Refunding Series 2007, 4.300%, 12/15/19 – ACA Insured
	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding
	Series 2013:
500	5.000%, 12/01/18	No Opt. Call	N/R	528,155
1,000	5.000%, 12/01/21	No Opt. Call	N/R	1,085,280
590	Rendezvous Residential Metropolitan District, Colorado, Limited Tax General Obligation Bonds,	No Opt. Call	N/R	548,535
	Refunding Series 2007, 5.200%, 12/01/17
3,150	Westminster Economic Development Authority, Colorado, Tax Increment Revenue Bonds, Mandalay	No Opt. Call	A	3,572,856
	Gardens Urban Renewal Project, Series 2012, 5.000%, 12/01/27
24,909	Total Colorado			29,562,982
	Connecticut – 0.1% (0.1% of Total Investments)
6,579	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Bonds, Subordinate Series	No Opt. Call	N/R	434,216
	2013A, 6.050%, 7/01/31 (6)
	District of Columbia – 0.7% (0.6% of Total Investments)
	District of Columbia Student Dormitory Revenue Bonds, Provident Group – Howard Properties LLC
	Issue, Series 2013:
500	4.000%, 10/01/19	No Opt. Call	BB+	511,960
500	4.000%, 10/01/20	No Opt. Call	BB+	511,445
670	4.000%, 10/01/21	No Opt. Call	BB+	685,256
	District of Columbia, Tax Increment Revenue Bonds, Gallery Place Project, Tender Option Bond
	Trust 1187:
745	21.005%, 6/01/29 (IF) (5)	6/21 at 100.00	Aa3	1,187,381
785	20.927%, 6/01/30 (IF) (5)	6/21 at 100.00	Aa3	1,186,747
520	21.005%, 6/01/31 (IF) (5)	6/21 at 100.00	Aa3	774,956
3,720	Total District of Columbia			4,857,745
	Florida – 12.1% (9.7% of Total Investments)
1,735	Arborwood Community Development District, Florida, Capital Improvement Revenue Bonds, Master	No Opt. Call	N/R	1,735,590
	Infrastructure Projects, Series 2005A-2, 5.350%, 5/01/36
	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing Project,
	Series 2013A:
425	5.000%, 11/15/20	No Opt. Call	BBB	476,446
150	5.000%, 11/15/23	No Opt. Call	BBB	173,148
795	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Series	5/25 at 100.00	N/R	804,429
	2015, 5.000%, 5/01/30
125	Boynton Beach, Florida, Revenue Bonds, Charter Schools of Boynton Beach, Series 2012A,	No Opt. Call	D	51,873
	5.750%, 6/01/22 (6)
7,200	Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue Bonds, Gulf Care Inc.	7/25 at 100.00	N/R	7,527,384
	Project, Series 2015, 5.750%, 7/01/30
430	Capital Projects Finance Authority, Student Housing Revenue Bonds, Capital Projects Loan	5/16 at 100.00	AA–	430,000
	Program – Florida Universities, Series 2001F, 5.000%, 10/01/31 – NPFG Insured
2,295	Capital Trust Agency, Florida, Fixed Rate Air Cargo Revenue Refunding Bonds, Aero Miami FX,	7/20 at 100.00	Baa3	2,501,366
	LLC Project, Series 2010A, 5.350%, 7/01/29
1,000	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Ave Maria University,	No Opt. Call	BBB–	1,065,400
	Refunding Series 2013A, 4.500%, 6/01/23
3,000	Collier County Industrial Development Authority, Florida, Continuing Care Community Revenue	5/16 at 100.00	N/R	3,005,190
	Bonds, Arlington of Naples Project, TEMPS 70 Series 2014B-2, 6.500%, 5/15/20
2,845	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance	No Opt. Call	BB–	3,168,818
	Charter School, Inc. Projects, Series 2011A, 6.500%, 6/15/21
1,045	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special	No Opt. Call	N/R	1,103,227
	Assessment Bonds, Doral Breeze Project Series 2012, 5.125%, 11/01/22
	Jacksonville Economic Development Commission, Florida, Health Care Facilities Revenue Bonds,
	Florida Proton Therapy Institute Project, Series 2007A:
350	6.000%, 9/01/17	No Opt. Call	N/R	372,873
1,500	6.250%, 9/01/27	9/17 at 100.00	N/R	1,574,865
	Lake Powell Residential Golf Community Development District, Bay County, Florida, Special
	Assessment Revenue Refunding Bonds, Series 2012:
1,170	5.250%, 11/01/22	No Opt. Call	N/R	1,237,041
1,310	5.750%, 11/01/32	No Opt. Call	N/R	1,376,129
2,330	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County	6/17 at 100.00	BB	2,370,961
	Community Charter Schools, Series 2007A, 5.250%, 6/15/27
1,000	Lee County Industrial Development Authority, Florida, Healthcare Facilities Revenue Bonds,	5/17 at 100.00	BBB	1,046,730
	Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project, Series
	2007, 5.000%, 11/15/22
1,000	Live Oak Community Development District 2, Hillsborough County, Florida, Special Assessment	4/16 at 100.00	N/R	1,000,890
	Bonds. Series 2004A, 5.850%, 5/01/35
405	Madison County, Florida, First Mortgage Revenue Bonds, Twin Oaks Project, Series 2005A,	5/16 at 100.00	N/R	242,984
	6.000%, 7/01/25 (6)
5,615	Martin County Industrial Development Authority, Florida, Industrial Development Revenue	6/20 at 100.00	Ba1	5,851,279
	Refunding Bonds, Indiantown Cogeneration LP, Series 2013, 3.950%, 12/15/21 (Alternative
	Minimum Tax)
	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Tender Option
	Bond Trust 1156:
700	21.295%, 7/01/22 (IF) (5)	No Opt. Call	A	1,429,890
820	21.295%, 7/01/23 (IF) (5)	7/22 at 100.00	A	1,650,291
1,115	21.295%, 7/01/24 (IF) (5)	7/22 at 100.00	A	2,162,598
800	21.295%, 7/01/25 (IF) (5)	7/22 at 100.00	A	1,511,040
1,230	Miromar Lakes Community Development District, Lee County, Florida, Capital Improvement	No Opt. Call	N/R	1,324,612
	Revenue Bonds, Refunding Series 2012, 4.875%, 5/01/22
1,990	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds,	No Opt. Call	N/R	2,105,321
	Development Unit 16, Refunding Series 2012, 5.125%, 8/01/22
500	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Bonds, BRCH	12/24 at 100.00	BBB+	595,165
	Corporation Obligated Group, Refunding Series 2014, 5.000%, 12/01/25
900	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Jupiter Medical Center,	11/22 at 100.00	BBB+	982,746
	Series 2013A, 5.000%, 11/01/33
1,400	Palm Glades Community Development District, Florida, Special Assessment Bonds, Series 2011B,	No Opt. Call	N/R	1,412,040
	7.250%, 8/01/16
725	Pelican Marsh Community Development District, Florida, Special Assessment Revenue Bonds,	No Opt. Call	N/R	747,968
	Refunding Series 2013, 3.500%, 5/01/19
2,150	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 144A, 5.500%, 10/01/24	10/17 at 100.00	BBB–	2,256,339
1,735	South-Dade Venture Community Development District, Florida, Special Assessment Revenue Bonds,	No Opt. Call	BBB–	1,914,208
	Refunding Series 2012, 5.000%, 5/01/26
1,130	Stonegate Community Development District, Florida, Special Assessment Revenue Bonds, Refunding	5/23 at 100.00	N/R	1,182,941
	Series 2013, 4.000%, 5/01/25
	Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central
	Florida Health Alliance Projects, Series 2014B:
2,925	5.000%, 7/01/29	7/24 at 100.00	A–	3,373,461
2,350	5.000%, 7/01/30	7/24 at 100.00	A–	2,695,309
1,560	5.000%, 7/01/31	7/24 at 100.00	A–	1,779,352
1,400	5.000%, 7/01/32	7/24 at 100.00	A–	1,588,034
	Tampa-Hillsborough County Expressway Authority, Florida, Revenue Bonds, Tender Option Bond
	Trust 1132:
400	21.276%, 7/01/27 (IF) (5)	7/22 at 100.00	A	746,420
290	21.276%, 7/01/28 (IF) (5)	7/22 at 100.00	A	532,223
1,000	16.272%, 7/01/29 (IF) (5)	7/22 at 100.00	A	1,440,100
1,000	16.272%, 7/01/30 (IF) (5)	7/22 at 100.00	A	1,417,200
1,000	21.276%, 7/01/31 (IF) (5)	7/22 at 100.00	A	1,772,750
1,855	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006,	5/16 at 100.00	N/R	1,856,688
	5.400%, 5/01/37
1,890	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue	5/22 at 100.00	N/R	2,024,549
	Bonds, Series 2012-A2, 5.000%, 5/01/23
2,525	Verandah West Community Development District, Florida, Capital Improvement Revenue Bonds,	No Opt. Call	N/R	2,534,040
	Refunding Series 2013, 4.000%, 5/01/23
630	Vizcaya in Kendall Community Development District, Florida, Special Assessment Revenue Bonds,	No Opt. Call	N/R	669,262
	Phase Two Assessment Area, Refunding Series 2012A-2, 5.600%, 5/01/22
69,745	Total Florida			78,821,170
	Georgia – 1.4% (1.2% of Total Investments)
2,000	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air	6/20 at 100.00	Baa3	2,476,580
	Lines, Inc. Project, Series 2009A, 8.750%, 6/01/29
	Fulton County Residential Care Facilities Elderly Authority, Georgia, First Mortgage Revenue
	Bonds, Lenbrook Project, Series 2006A:
2,300	5.000%, 7/01/17	No Opt. Call	N/R	2,351,313
4,500	5.000%, 7/01/27	7/17 at 100.00	N/R	4,557,870
8,800	Total Georgia			9,385,763
	Guam – 2.7% (2.1% of Total Investments)
500	Government of Guam, Hotel Occupancy Tax Revenue Bonds, Series 2011A, 5.000%, 11/01/16	No Opt. Call	A–	514,445
	Guam Government Department of Education, Certificates of Participation, John F. Kennedy High
	School Project, Series 2010A:
1,500	6.000%, 12/01/20	No Opt. Call	B+	1,623,555
325	6.875%, 12/01/40	12/20 at 100.00	B+	357,315
1,100	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds,	7/24 at 100.00	A–	1,259,027
	Refunding Series 2014A, 5.000%, 7/01/29
2,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds,	7/20 at 100.00	A–	2,224,780
	Series 2010, 5.250%, 7/01/25
1,365	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds,	7/23 at 100.00	A–	1,623,804
	Series 2013, 5.250%, 7/01/24
865	Guam Government, General Obligation Bonds, 2009 Series A, 6.000%, 11/15/19	No Opt. Call	BB–	959,302
2,500	Guam Government, General Obligation Bonds, 2009 Series A, 6.750%, 11/15/29	11/19 at 100.00	N/R (4)	3,043,825
	(Pre-refunded 11/15/19)
2,000	Guam Government, General Obligation Bonds, Series 2007A, 5.000%, 11/15/23	11/17 at 100.00	BB– (4)	2,149,040
	(Pre-refunded 11/15/17)
1,000	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.375%, 12/01/24	12/19 at 100.00	BBB+	1,113,040
2,025	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/30 – AGM Insured	10/22 at 100.00	AA	2,402,015
15,180	Total Guam			17,270,148
	Hawaii – 1.3% (1.0% of Total Investments)
6,070	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific	No Opt. Call	N/R	6,186,969
	University, Series 2015, 5.000%, 7/01/20
620	Hawaii Housing Finance and Development Corporation, Multifamily Housing Revenue Bonds,	No Opt. Call	BB+	620,639
	Wilikina Apartments Project, Series 2012A, 4.250%, 5/01/22
1,550	Hawaii State Department of Transportation, Special Facility Revenue Bonds, Continental	5/16 at 100.00	BB–	1,555,766
	Airlines Inc., Series 1997, 5.625%, 11/15/27
8,240	Total Hawaii			8,363,374
	Idaho – 0.7% (0.6% of Total Investments)
4,645	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial	9/16 at 100.00	BB+	4,680,581
	Hospital, Series 2006, 5.250%, 9/01/26
	Illinois – 12.2% (9.8% of Total Investments)
1,070	Bellwood, Illinois, General Obligation Bonds, Series 2008, 7.000%, 12/01/29	12/16 at 100.00	N/R (4)	1,123,607
	(Pre-refunded 12/01/16)
8,785	CenterPoint Intermodal Center Program Trust, Illinois, Class A Certificates, Series 2004,	12/16 at 100.00	N/R	8,796,860
	3.490%, 6/15/23
1,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series	5/16 at 100.00	B+	990,030
	2011C-1, 0.960%, 3/01/32
2,627	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 35th and State	No Opt. Call	N/R	2,642,343
	Redevelopment Project, Series 2012, 6.100%, 1/15/29
254	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, MetraMarket Project,	5/16 at 100.00	Ba2	254,417
	Series 2010, 6.870%, 2/15/24
879	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds,	5/16 at 100.00	N/R	617,375
	Diversey-Narragansett Project, Series 2006, 7.460%, 2/15/26
1,500	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2003B, 5.000%, 1/01/20	No Opt. Call	BBB+	1,570,755
2,465	Chicago, Illinois, General Obligation Bonds, Refunding Series 2008A, 5.250%, 1/01/33	No Opt. Call	BBB+	2,459,355
	Cook County, Illinois, General Obligation Bonds, Tender Option Bond Trust 2015-XF0124:
1,000	20.840%, 11/15/20 (IF) (5)	No Opt. Call	AA	1,437,100
3,040	20.840%, 11/15/20 (IF) (5)	No Opt. Call	AA	4,092,144
1,000	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International	10/20 at 100.00	Caa1	964,280
	Corporation Project, Series 2010, 6.500%, 10/15/40
	Illinois Finance Authority, Charter School Revenue Bonds, Chicago Charter School Foundation,
	Series 2007:
1,650	5.000%, 12/01/21	12/16 at 100.00	BBB	1,687,571
4,000	5.000%, 12/01/26	12/16 at 100.00	BBB	4,050,120
5,530	Illinois Finance Authority, Recovery Zone Facility Revenue Bonds, Navistar International	10/20 at 100.00	Caa1	5,332,468
	Corporation Project, Series 2010, 6.500%, 10/15/40
	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Tender Option Bond
	Trust 1122:
480	20.692%, 9/01/21 (IF) (5)	No Opt. Call	BBB	834,720
330	20.654%, 9/01/21 (IF) (5)	No Opt. Call	BBB	573,408
435	20.637%, 9/01/22 (IF) (5)	No Opt. Call	BBB	779,129
3,250	Illinois Finance Authority, Revenue Bonds, Friendship Village of Schaumburg, Series 2005A,	5/16 at 100.00	BB–	3,250,878
	5.375%, 2/15/25
	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Refunding Series 2006A:
2,680	5.000%, 4/01/24	4/16 at 100.00	Baa3	2,681,662
1,950	5.000%, 4/01/26	4/16 at 100.00	Baa3	1,950,819
	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013:
650	4.000%, 5/15/18	No Opt. Call	Baa1	681,941
770	4.000%, 5/15/19	No Opt. Call	Baa1	820,443
895	5.000%, 5/15/20	No Opt. Call	Baa1	997,343
1,035	5.000%, 5/15/21	No Opt. Call	Baa1	1,171,899
1,210	5.000%, 5/15/22	No Opt. Call	Baa1	1,386,116
1,575	5.000%, 5/15/24	5/22 at 100.00	Baa1	1,768,867
395	Illinois Finance Authority, Revenue Bonds, Montgomery Place Project, Series 2006A,	5/17 at 100.00	N/R	399,949
	5.500%, 5/15/26
3,400	Illinois Finance Authority, Revenue Refunding Bonds, Resurrection Health Care Corporation,	5/19 at 100.00	BBB+	3,815,820
	Series 2009, 6.125%, 5/15/25
100	Illinois Finance Authority, Revenue Refunding Bonds, Resurrection Health Care Corporation,	5/19 at 100.00	N/R (4)	116,683
	Series 2009, 6.125%, 5/15/25 (Pre-refunded 5/15/19)
620	Illinois Finance Authority, Revenue Refunding Bonds, Swedish Covenant Hospital, Refunding	No Opt. Call	BBB+	649,630
	Series 2010A, 5.000%, 8/15/17
2,500	Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding Series 2014, 5.000%,	6/24 at 100.00	AA	2,834,825
	6/15/27 – AGM Insured
1,450	Illinois State, General Obligation Bonds, February Series 2014, 5.000%, 2/01/24	No Opt. Call	A–	1,619,491
1,500	Illinois State, General Obligation Bonds, January Series 2016, 5.000%, 1/01/21	No Opt. Call	A–	1,674,945
	Illinois State, General Obligation Bonds, Refunding Series 2012:
1,000	5.000%, 8/01/20 – AGM Insured	No Opt. Call	AA	1,133,220
1,750	5.000%, 8/01/22	No Opt. Call	A–	1,978,865
4,000	5.000%, 8/01/23 – AGM Insured	No Opt. Call	AA	4,674,320
2,000	Illinois State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1010, 16.899%,	No Opt. Call	AA	3,348,640
	8/01/23 – AGM Insured (IF) (5)
	Romeoville, Illinois, Revenue Bonds, Lewis University Project, Series 2015:
1,100	5.000%, 10/01/25	4/25 at 100.00	BBB+	1,300,244
200	5.000%, 10/01/26	4/25 at 100.00	BBB+	234,388
2,500	Wauconda, Illinois, Special Service Area 1 Social Tax Bonds, Liberty Lake Project, Refunding	3/25 at 100.00	AA	2,841,300
	Series 2015, 5.000%, 3/01/33 – BAM Insured
72,575	Total Illinois			79,537,970
	Indiana – 2.5% (2.0% of Total Investments)
1,250	Carmel, Indiana, Revenue Bonds, Barrington of Carmel Project, Series 2012A, 6.000%, 11/15/22	No Opt. Call	N/R	1,390,813
4,345	Indiana Finance Authority, Educational Facilities Revenue Bonds, 21st Century Charter School	3/23 at 100.00	B+	4,281,346
	Project, Series 2013A, 6.000%, 3/01/33
1,000	Indiana Finance Authority, Educational Facilities Revenue Bonds, CFM-Northwest Indiana, LLC	No Opt. Call	BB–	1,079,100
	Project, Refunding Series 2013A, 6.250%, 7/01/23
950	Indiana Finance Authority, Educational Facilities Revenue Bonds, Charter Facilities Management	No Opt. Call	BB–	1,025,145
	Indianapolis LLC Project, Series 2013A, 6.250%, 7/01/23
760	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For	10/19 at 100.00	B–	745,963
	Educational Excellence, Inc., Series 2009A, 6.000%, 10/01/21
5,590	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel	6/20 at 100.00	B+	3,366,689
	Corporation Project, Refunding Series 2010, 6.000%, 12/01/26
6,330	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel	No Opt. Call	B+	4,132,414
	Corporation Project, Refunding Series 2011, 6.000%, 12/01/19
400	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Series 2013,	No Opt. Call	N/R	464,316
	5.875%, 1/01/24 (Alternative Minimum Tax)
20,625	Total Indiana			16,485,786
	Iowa – 2.5% (2.0% of Total Investments)
2,600	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A,	7/16 at 100.00	BB+	2,622,464
	5.500%, 7/01/25
	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company
	Project, Series 2013:
9,320	5.000%, 12/01/19	No Opt. Call	BB–	9,712,465
1,150	5.500%, 12/01/22	12/18 at 100.00	BB–	1,204,913
2,100	5.250%, 12/01/25	12/23 at 100.00	BB–	2,296,854
	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Upper Iowa
	University Project, Series 2012:
125	3.000%, 9/01/16	No Opt. Call	BB	125,369
180	4.000%, 9/01/18	No Opt. Call	BB	184,975
200	3.000%, 9/01/19	No Opt. Call	BB	199,554
15,675	Total Iowa			16,346,594
	Kansas – 2.1% (1.7% of Total Investments)
2,000	Kansas Development Finance Authority Hospital Revenue Bonds, Adventist Health System Sunbelt	5/22 at 100.00	Aa2	3,579,200
	Obligated Group, Tender Option Bond Trust 1125, 22.523%, 11/15/32 (IF) (5)
310	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System Sunbelt	No Opt. Call	Aa2	507,399
	Obligated Group, Tender Option Bond Trust 2015-XF2190, 18.219%, 5/15/20 (IF) (5)
200	Kansas Power Pool, a Municipal Energy Agency Electric Utility Revenue Bonds, Dogwood Facility,	12/25 at 100.00	A3	235,578
	Series 2015A, 5.000%, 12/01/28
2,000	Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire Community Improvement District	No Opt. Call	N/R	1,958,220
	No. 1 Project, Series 2012B, 6.100%, 12/15/34
8,000	Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds, Prairiefire at Lionsgate	No Opt. Call	N/R	7,208,640
	Project, Series 2012, 5.250%, 12/15/29
12,510	Total Kansas			13,489,037
	Louisiana – 1.5% (1.2% of Total Investments)
1,850	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East Jefferson	No Opt. Call	BB	1,874,735
	General Hospital, Refunding Series 2011, 6.250%, 7/01/26
1,500	Louisiana Local Government Environmental Facilities & Community Development Authority,	11/17 at 100.00	BBB+	1,613,175
	Revenue Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32
2,150	Louisiana Local Government Environmental Facilities and Community Development Authority,	No Opt. Call	N/R	2,501,353
	Revenue Bonds, Capital Projects and Equipment Acquisition Program, Series 2000A, 6.300%,
	7/01/30 – AMBAC Insured
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,
	Series 2011:
250	5.250%, 5/15/22	No Opt. Call	Baa1	285,248
500	6.250%, 5/15/31	No Opt. Call	Baa1	599,165
1,000	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A,	No Opt. Call	A	1,208,540
	5.000%, 7/01/22
1,000	New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/21	No Opt. Call	A–	1,185,190
285	Saint Tammany Public Trust Financing Authority, Louisiana, Revenue Bonds, Christwood Project,	11/24 at 100.00	N/R	301,402
	Refunding Series 2015, 5.250%, 11/15/29
8,535	Total Louisiana			9,568,808
	Maine – 0.1% (0.1% of Total Investments)
350	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical	No Opt. Call	BBB	406,560
	Center Obligated Group Issue, Series 2013, 5.000%, 7/01/22
	Massachusetts – 1.1% (0.9% of Total Investments)
1,755	Massachusetts Development Finance Agency, Revenue Bonds, Boston Architectural College, Series	1/17 at 100.00	N/R	1,770,549
	2006, 5.000%, 1/01/27 – ACA Insured
1,870	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds Issue K Series	7/22 at 100.00	AA	2,067,173
	2013, 5.250%, 7/01/29 (Alternative Minimum Tax)
3,150	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series	7/16 at 100.00	N/R	3,159,765
	2001A, 5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)
6,775	Total Massachusetts			6,997,487
	Michigan – 6.6% (5.3% of Total Investments)
205	Detroit Downtown Development Authority, Michigan, Tax Increment Refunding Bonds, Development	7/16 at 100.00	AA–	205,113
	Area 1 Projects, Series 1998A, 4.750%, 7/01/25 – NPFG Insured
	Detroit, Michigan, General Obligation Bonds, Series 2001A-1:
155	5.375%, 4/01/18 – NPFG Insured	5/16 at 100.00	A3	155,391
310	5.000%, 4/01/19	5/16 at 100.00	A3	310,242
47	Detroit, Michigan, General Obligation Bonds, Series 2005A, 5.000%, 4/01/22 – AGM Insured	4/16 at 100.00	AA	46,602
1,080	East Lansing, Michigan, Economic Development Corporation Limited Obligation Bonds, Burcham	5/16 at 100.00	N/R	1,080,454
	Hills Retirement Community First Mortgage, Series 2007-B1, 5.250%, 7/01/37
1,270	Flint Hospital Building Authority, Michigan, Building Authority Revenue Bonds, Hurley Medical	No Opt. Call	BBB–	1,329,436
	Center, Series 2013A, 5.000%, 7/01/23
	Michigan Finance Authority, Detroit, Michigan, Local Government Loan Program, Unlimited Tax
	General Obligation Bonds, Series 2014G-2A:
845	5.375%, 4/01/18 – NPFG Insured	5/16 at 100.00	AA–	847,129
1,690	5.000%, 4/01/19	5/16 at 100.00	AA–	1,691,318
254	Michigan Finance Authority, Detroit, Michigan, Local Government Loan Program, Unlimited Tax	4/16 at 100.00	AA	254,055
	General Obligation Bonds, Series 2014G-8A, 5.000%, 4/01/22 – AGM Insured
	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water &
	Sewerage Department Water Supply System Local Project, Series 2014C-3:
5,000	5.000%, 7/01/24 – AGM Insured	No Opt. Call	AA	6,065,450
5,000	5.000%, 7/01/25 – AGM Insured	7/24 at 100.00	AA	6,006,450
5,000	5.000%, 7/01/26 – AGM Insured	7/24 at 100.00	AA	5,954,200
	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water &
	Sewerage Department Water Supply System Local Project, Series 2014C-7:
2,000	5.000%, 7/01/25 – NPFG Insured	7/24 at 100.00	AA–	2,385,860
2,000	5.000%, 7/01/26 – NPFG Insured	7/24 at 100.00	AA–	2,365,140
750	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Old	No Opt. Call	BB	771,345
	Redford Academy Project, Series 2010A, 5.250%, 12/01/20
340	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service Learning	No Opt. Call	BB–	343,560
	Academy Project, Refunding Series 2011, 6.000%, 10/01/21
825	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Tender Option Bond	No Opt. Call	AA–	1,413,035
	Trust 2015-XF0126, 22.219%, 12/01/18 (IF) (5)
535	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Richfield	9/17 at 100.00	BBB–	545,641
	Public School Academy, Series 2007, 5.000%, 9/01/22
1,930	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detroit Thermal LLC Project, Series	12/23 at 100.00	N/R	1,884,857
	2013, 8.500%, 12/01/30 (Alternative Minimum Tax)
7,505	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Events Center Project, Series	7/18 at 100.00	N/R	7,675,439
	2014A, 4.125%, 7/01/45 (Mandatory put 1/01/19)
1,625	Star International Academy, Wayne County, Michigan, Public School Academy Revenue Bonds,	No Opt. Call	BBB	1,699,929
	Refunding Series 2012, 5.000%, 3/01/33
38,366	Total Michigan			43,030,646
	Minnesota – 0.6% (0.5% of Total Investments)
3,500	Cloquet, Minnesota, Pollution Control Revenue Bonds, Potlatch Corporation, Refunding Series	5/16 at 100.00	BB	3,504,235
	1996, 5.900%, 10/01/26
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Minneapolis College of Art and
	Design, Series 2015-8D:
260	4.000%, 5/01/24	5/23 at 100.00	Baa2	283,496
250	4.000%, 5/01/26	5/23 at 100.00	Baa2	266,630
4,010	Total Minnesota			4,054,361
	Mississippi – 0.6% (0.5% of Total Investments)
1,845	Mississippi Business Finance Corporation, Gulf Opportunity Zone Industrial Development Revenue	12/16 at 100.00	BB+	1,854,668
	Bonds, Northrop Grumman Ship Systems Inc. Project, Series 2006, 4.550%, 12/01/28
	Mississippi Development Bank Special Obligation Bonds, Marshall County Industrial Development
	Authority, Mississippi Highway Construction Project, Tender Option Bond Trust 3315:
800	22.846%, 1/01/20 (IF) (5)	No Opt. Call	AA–	1,465,280
500	22.846%, 1/01/20 (IF) (5)	No Opt. Call	AA–	874,125
3,145	Total Mississippi			4,194,073
	Missouri – 1.5% (1.2% of Total Investments)
3,500	Kansas City Tax Increment Financing Commission, Missouri, Tax Increment Revenue Bonds,	6/16 at 100.00	N/R	3,517,255
	Briarcliff West Project, Series 2006A, 5.400%, 6/01/24
590	Pevely, Missouri, Neighborhood Improvement District Bonds, Southern Heights Project, Series	5/16 at 100.00	AA	591,440
	2004, 5.250%, 3/01/22 – RAAI Insured
3,000	Poplar Bluff Regional Transportation Development District, Missouri, Transportation Sales Tax	No Opt. Call	BBB	3,121,290
	Revenue Bonds, Series 2012, 4.000%, 12/01/36
865	Raymore, Missouri, Tax Increment Revenue Bonds, Raymore Galleria Project, Refunding &	5/23 at 100.00	N/R	918,180
	Improvement Series 2014A, 5.000%, 5/01/24
	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North
	Village Project, Series 2005B:
405	5.375%, 11/01/23	5/16 at 100.00	N/R	405,713
905	5.500%, 11/01/27	5/16 at 100.00	N/R	906,339
9,265	Total Missouri			9,460,217
	Nebraska – 0.7% (0.6% of Total Investments)
2,000	Central Plains Energy Project, Nebraska, Gas Project 1 Revenue Bonds, Series 2007A,	No Opt. Call	A	2,348,220
	5.250%, 12/01/21
1,445	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012,	9/22 at 100.00	A	1,609,325
	5.000%, 9/01/32
635	Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna Rehabilitation	5/24 at 100.00	BBB+	744,728
	Hospital Project, Series 2014, 5.000%, 5/15/26
4,080	Total Nebraska			4,702,273
	Nevada – 1.5% (1.2% of Total Investments)
1,630	Carson City, Nevada, Hospital Revenue Bonds, Carson-Tahoe Regional Healthcare Project,	No Opt. Call	BBB+	1,829,724
	Refunding Series 2012, 5.000%, 9/01/27
620	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	A+	695,956
	International Airport, Series 2010A, 5.000%, 7/01/30
	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-13 Cornerstone,
	Refunding Series 2013:
615	4.000%, 3/01/17	No Opt. Call	N/R	620,301
735	4.000%, 3/01/18	No Opt. Call	N/R	742,174
690	4.000%, 3/01/19	No Opt. Call	N/R	695,085
790	5.000%, 3/01/20	No Opt. Call	N/R	822,185
835	5.000%, 3/01/21	No Opt. Call	N/R	869,152
865	5.000%, 3/01/22	No Opt. Call	N/R	899,531
1,800	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-18, Inspirada Series	9/16 at 100.00	N/R	1,732,698
	2006, 5.150%, 9/01/21
1,000	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A,	6/19 at 100.00	BBB	1,146,260
	7.500%, 6/15/23
9,580	Total Nevada			10,053,066
	New Hampshire – 0.2% (0.2% of Total Investments)
	Manchester Housing and Redevelopment Authority, New Hampshire, Revenue Bonds, Series 2000B:
265	0.000%, 1/01/17 – ACA Insured	No Opt. Call	AA	258,420
500	0.000%, 1/01/18 – ACA Insured	No Opt. Call	AA	471,220
320	0.000%, 1/01/19 – ACA Insured	No Opt. Call	AA	290,630
370	0.000%, 1/01/20 – ACA Insured	No Opt. Call	AA	323,432
1,455	Total New Hampshire			1,343,702
	New Jersey – 6.7% (5.4% of Total Investments)
3,275	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The	1/18 at 100.00	N/R	3,422,506
	Evergreens Project, Series 2007, 5.625%, 1/01/38
	New Jersey Economic Development Authority, School Facilities Construction Financing Program
	Bonds, Tender Option Bond Trust 1151:
1,440	2.712%, 9/01/25 (IF) (5)	3/25 at 100.00	A–	693,288
1,200	4.213%, 9/01/27 (IF) (5)	3/23 at 100.00	A–	507,000
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental
	Airlines Inc., Series 1999:
3,000	5.125%, 9/15/23 (Alternative Minimum Tax)	3/16 at 100.00	BB–	3,328,110
7,550	5.250%, 9/15/29 (Alternative Minimum Tax)	9/22 at 101.00	BB–	8,291,561
7,000	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/21 at 100.00	BB+	7,663,110
	University Hospital, Refunding Series 2011, 6.000%, 7/01/26
1,200	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Princeton HealthCare	7/26 at 100.00	Baa2	1,419,552
	System, Series 2016A, 5.000%, 7/01/30
5,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s	7/18 at 100.00	BBB–	5,503,900
	Healthcare System Obligated Group Issue, Series 2008, 6.625%, 7/01/38
910	New Jersey Health Care Facilities Financing Authority, Trinitas Hospital Obligated Group,	7/17 at 100.00	BBB	959,295
	Series 2007A, 5.250%, 7/01/23
500	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 1154, 21.476%,	7/22 at 100.00	A+	1,011,275
	1/01/24 (IF) (5)
10,985	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B+	10,989,724
	Series 2007-1A, 4.625%, 6/01/26
42,060	Total New Jersey			43,789,321
	New Mexico – 0.5% (0.4% of Total Investments)
1,235	Bernalillo County, New Mexico, Multifamily Housing Revenue Bonds, Valencia Retirement	5/16 at 100.00	N/R	1,235,716
	Apartments Project, Series 2001A, 5.450%, 6/01/34 – AMBAC Insured (Alternative Minimum Tax)
2,000	Santa Fe, New Mexico, Retirement Facilities Revenue Bonds, EL Castillo Retirement Residences	No Opt. Call	BBB–	2,125,300
	Project, Series 2012, 5.000%, 5/15/32
3,235	Total New Mexico			3,361,016
	New York – 6.3% (5.0% of Total Investments)
	Build New York City Resource Corporation, New York, Revenue Bonds, Bronx Charter School for
	Excellence, Series 2013A:
505	4.000%, 4/01/20	No Opt. Call	BBB–	529,912
570	4.000%, 4/01/23	No Opt. Call	BBB–	598,289
	Build New York City Resource Corporation, New York, Solid Waste Disposal Revenue Bonds, Pratt
	Paper NY, Inc. Project, Series 2014:
290	3.750%, 1/01/20 (Alternative Minimum Tax)	No Opt. Call	N/R	302,125
1,080	4.500%, 1/01/25 (Alternative Minimum Tax)	No Opt. Call	N/R	1,176,282
	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University,
	Series 2013A:
840	5.000%, 5/01/23	No Opt. Call	BB+	958,625
1,000	5.000%, 5/01/28	No Opt. Call	BB+	1,102,940
1,000	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group	12/18 at 100.00	Ba1	1,116,880
	Revenue Bonds, Series 2008, 6.500%, 12/01/21
1,000	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed	6/16 at 100.00	B	1,002,010
	Bonds, Refunding Series 2006A-2, 5.250%, 6/01/26
4,850	New York City Industrial Development Agency, New York, American Airlines-JFK International	8/16 at 101.00	N/R	5,024,212
	Airport Special Facility Revenue Bonds, Series 2005, 7.625%, 8/01/25 (Alternative Minimum Tax)
200	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Vaughn	No Opt. Call	BB–	203,454
	College of Aeronautics, Series 2006A, 5.000%, 12/01/16
70	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Vaughn	No Opt. Call	BB–	71,209
	College of Aeronautics, Series 2006B, 5.000%, 12/01/16
190	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball	1/17 at 100.00	BB+	195,974
	Stadium Project, Series 2006, 5.000%, 1/01/22 – AMBAC Insured
6,500	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	7,010,120
	Center Project, Class 2 Series 2014, 5.150%, 11/15/34
1,600	Seneca Nation of Indians Capital Improvements Authority, New York, Special Obligation Bonds,	6/17 at 100.00	N/R	1,640,960
	Series 2007A, 5.000%, 12/01/23
5,000	Suffolk County Industrial Development Agency, New York, Continuing Care Retirement Community	11/16 at 100.00	BBB–	5,080,850
	Revenue Bonds, Jefferson’s Ferry Project, Series 2006, 5.000%, 11/01/28
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
5,060	5.000%, 6/01/26	6/16 at 100.00	BB–	5,091,321
10,000	5.000%, 6/01/34	6/16 at 100.00	B	9,657,800
39,755	Total New York			40,762,963
	Ohio – 6.5% (5.2% of Total Investments)
21,900	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/17 at 100.00	B–	20,203,845
	Bonds, Senior Lien, Series 2007A-2, 5.125%, 6/01/24
2,000	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation	No Opt. Call	BBB–	2,242,080
	Project, Series 2009E, 5.625%, 10/01/19
130	Ohio Air Quality Development Authority, Revenue Refunding Bonds, AK Steel Holding Corporation,	2/22 at 100.00	CCC+	83,340
	Series 2012A, 6.750%, 6/01/24 (Alternative Minimum Tax)
250	Ohio Water Development Authority, Ohio, Environmental Improvement Bonds, United States Steel	No Opt. Call	B+	148,118
	Corporation Project, Refunding Series 2011, 6.600%, 5/01/29
3,400	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System	No Opt. Call	BB	3,678,766
	Obligated Group Project, Refunding and Improvement Series 2012, 5.000%, 12/01/22
6,000	State of Ohio, Solid Waste Disposal Revenue Bonds (USG Corporation Project) Series 1997	8/16 at 100.00	B	6,001,320
	Remarketed, 5.600%, 8/01/32 (Alternative Minimum Tax)
1,675	Toledo-Lucas County Port Authority, Ohio, Special Assessment Revenue Bonds, Crocker Park	5/16 at 100.00	BB	1,680,695
	Public Improvement Project, Series 2003, 5.250%, 12/01/23
8,445	Toledo-Lucas County Port Authority, Ohio, Special Assessment Revenue Bonds, Crocker Park	5/16 at 100.00	BB	8,454,458
	Public Improvement Project, Series 2003, 5.375%, 12/01/35
43,800	Total Ohio			42,492,622
	Oklahoma – 0.6% (0.5% of Total Investments)
3,300	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Refunding	No Opt. Call	BB–	3,761,076
	Series 2015, 5.000%, 6/01/35 (Mandatory put 6/01/25) (Alternative Minimum Tax)
	Oregon – 0.3% (0.2% of Total Investments)
1,000	Astoria Hospital Facilities Authority, Oregon, Hospital Revenue and Refunding Bonds, Columbia	No Opt. Call	BBB–	1,076,940
	Memorial Hospital, Series 2012, 5.000%, 8/01/31
730	Port of Saint Helens, Oregon, Pollution Control Revenue Bonds, Boise Cascade Project, Series	No Opt. Call	N/R	732,285
	1997, 5.650%, 12/01/27
1,730	Total Oregon			1,809,225
	Pennsylvania – 5.8% (4.7% of Total Investments)
2,268	Aliquippa Municipal Water Authority, Pennsylvania, Water and Sewer Revenue Bonds, Subordinated	No Opt. Call	N/R	2,360,428
	Series 2013, 5.000%, 5/15/26
	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement
	Revenue Bonds, United States Steel Corporation Project, Refunding Series 2009:
3,320	6.500%, 5/01/17	No Opt. Call	B+	3,141,583
3,300	6.750%, 11/01/24	11/19 at 100.00	B+	2,020,986
420	6.875%, 5/01/30	11/19 at 100.00	B+	248,833
2,265	Allegheny County Industrial Development Authority, Pennsylvania, Revenue Bonds, United States	No Opt. Call	B+	2,209,621
	Steel Corporation, Series 2005, 5.500%, 11/01/16
920	Allegheny County Redevelopment Authority, Pennsylvania, TIF Revenue Bonds, Pittsburg Mills	5/16 at 100.00	N/R	925,833
	Project, Series 2004, 5.600%, 7/01/23
3,685	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue	No Opt. Call	Baa2	4,013,813
	Bonds, Series 2012A, 5.000%, 5/01/32
4,025	Butler County Industrial Development Authority, Pennsylvania, Revenue Refunding Bonds, AK	No Opt. Call	CCC+	2,826,838
	Steel Corporation Project, Series 2012-A, 6.250%, 6/01/20 (Alternative Minimum Tax)
1,450	Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2013A,	No Opt. Call	BBB	1,660,265
	5.000%, 7/01/23
825	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc –	7/25 at 100.00	BBB–	896,231
	Student Housing Project at Millersville University, Series 2015, 5.000%, 7/01/30
1,000	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, Whitemarsh	1/25 at 100.00	N/R	1,035,330
	Continuing Care Retirement Community Project, Series 2015, 5.000%, 1/01/30
1,595	Northampton County Industrial Development Authority, Pennsylvania, Revenue Bonds, Morningstar	No Opt. Call	BBB–	1,688,946
	Senior Living, Inc., Series 2012, 5.000%, 7/01/27
4,000	Pennsylvania Economic Development Finance Authority, Solid Waste Disposal Revenue Bonds (USG	6/16 at 100.00	B	4,000,720
	Corporation Project) Series 1999, 6.000%, 6/01/31 (Alternative Minimum Tax)
750	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds,	1/20 at 100.00	BBB+	829,695
	Philadelphia Biosolids Facility Project, Series 2009, 6.250%, 1/01/32
4,000	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	No Opt. Call	AA	4,639,280
	Philadelphia, Series 2006B, 5.000%, 6/01/27 – AGM Insured
1,000	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue	7/17 at 100.00	BBB–	1,028,540
	Bonds, Temple University Health System Obligated Group, Series 2007B, 5.500%, 7/01/26
3,000	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue	No Opt. Call	BBB–	3,145,470
	Bonds, Temple University Health System Obligated Group, Series 2012B, 6.250%, 7/01/23
1,315	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds,	No Opt. Call	Ba1	1,330,372
	Series 2012C, 3.000%, 1/01/17
39,138	Total Pennsylvania			38,002,784
	Puerto Rico – 0.5% (0.4% of Total Investments)
3,500	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005C, 5.500%,	No Opt. Call	Ca	3,527,650
	7/01/27 – AMBAC Insured
	Rhode Island – 1.0% (0.8% of Total Investments)
6,000	Rhode Island Health & Educational Building Corporation, Public Schools Financing Program	5/19 at 100.00	A3	6,580,620
	Revenue Bonds, Pooled Series 2009E, 6.000%, 5/15/29 – AGC Insured
	South Carolina – 1.3% (1.0% of Total Investments)
	South Carolina JOBS Economic Development Authority, Hospital Revenue Bonds, Bon Secours
	Health System Obligated Group, Tender Option Bond Trust 1141:
1,500	21.335%, 11/01/27 (IF) (5)	11/22 at 100.00	A2	2,762,475
1,010	21.315%, 11/01/28 (IF) (5)	11/22 at 100.00	A2	1,839,998
1,255	21.335%, 11/01/29 (IF) (5)	11/22 at 100.00	A2	2,265,652
1,450	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds,	2/25 at 100.00	BB	1,472,881
	Palmetto Scholars Academy Project, Series 2015A, 5.125%, 8/15/35
5,215	Total South Carolina			8,341,006
	Tennessee – 1.6% (1.3% of Total Investments)
2,000	Clarksville Natural Gas Acquisition Corporation, Tennessee, Natural Gas Revenue Bonds, Series	No Opt. Call	A	2,294,940
	2006, 5.000%, 12/15/21 – SYNCORA GTY Insured
1,935	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue	No Opt. Call	A	2,275,192
	Refunding Bonds, Covenant Health, Series 2012A, 5.000%, 1/01/26
4,650	Knox County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Bonds,	11/24 at 100.00	N/R	4,737,792
	Provision Center for Proton Therapy Project, Series 2014, 5.250%, 5/01/25
1,000	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C, 5.000%, 2/01/23	No Opt. Call	A	1,161,430
9,585	Total Tennessee			10,469,354
	Texas – 8.8% (7.1% of Total Investments)
275	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, First Tier	1/17 at 100.00	BBB–	277,516
	Series 2006A, 5.000%, 1/01/34 – SYNCORA GTY Insured
7,000	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Second Tier	1/17 at 100.00	BB	7,150,080
	Series 2006B, 5.750%, 1/01/24
	Austin, Texas, Estancia Hill Country Public Improvement District, Area 1 Special Assessment
	Revenue Bonds, Series 2013:
1,300	4.500%, 11/01/18	No Opt. Call	N/R	1,342,263
1,500	6.000%, 11/01/28	11/23 at 100.00	N/R	1,616,460
610	Bexar County, Texas, Health Facilities Development Corporation Revenue Bonds, Army Retirement	7/17 at 100.00	BBB	628,141
	Residence, Series 2007, 5.000%, 7/01/27
2,095	Board of Managers, Joint Guadalupe County – Seguin City Hospital, Texas, FHA Insured Hospital	8/18 at 100.00	Ba1 (4)	2,324,570
	Mortgage Revenue Bonds, Guadalupe Regional Medical Center Project, Series 2007,
	5.500%, 8/15/36 (Pre-refunded 8/15/18)
1,000	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public	No Opt. Call	BBB	1,068,020
	Schools, Series 2012, 3.750%, 8/15/22
2,000	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Tender Option Bond Trust 3307,	No Opt. Call	AA+	5,215,500
	23.966%, 12/01/26 – AMBAC Insured (IF) (5)
2,000	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo	10/22 at 100.00	BB	2,109,540
	Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (Alternative Minimum Tax)
	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding
	Bonds, Young Men’s Christian Association of the Greater Houston Area, Series 2013A:
330	5.000%, 6/01/18	No Opt. Call	Baa3	354,522
1,500	5.000%, 6/01/20	No Opt. Call	Baa3	1,678,200
535	5.000%, 6/01/21	No Opt. Call	Baa3	605,534
855	5.000%, 6/01/22	No Opt. Call	Baa3	978,052
915	5.000%, 6/01/23	No Opt. Call	Baa3	1,056,441
1,500	Health Facilities Development District of Central Texas, Revenue Bonds, Legacy at Willow Bend	11/16 at 100.00	N/R	1,525,455
	Project, Series 2006A, 5.625%, 11/01/26
1,250	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc. Terminal	No Opt. Call	BB–	1,362,788
	Improvement Project, Refunding Series 2015C, 5.000%, 7/15/20 (Alternative Minimum Tax)
200	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds,	No Opt. Call	Baa1	229,244
	Southwest Airlines Company – Love Field Modernization Program Project, Series 2012, 5.000%,
	11/01/21 (Alternative Minimum Tax)
1,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue	4/24 at 100.00	BBB–	1,068,190
	Bonds, CHF-Collegiate Housing Corpus Christi I, L.L.C.-Texas A&M University-Corpus Christi
	Project, Series 2014A, 5.000%, 4/01/34
1,500	Red River Authority, Texas, Pollution Control Revenue Bonds, AEP Texas North Company, Public	No Opt. Call	AA–	1,657,560
	Service Company of Oklahoma and AEP Texas Central Company Oklaunion Project, Refunding
	Series 2007, 4.450%, 6/01/20 – NPFG Insured
2,680	San Antonio Public Facilities Corporation, Texas, Lease Revenue Bonds, Convention Center	No Opt. Call	AA+	4,830,164
	Refinancing & Expansion Project, Tender Option Bond Trust 2015-XF0125, 22.376%,
	9/15/20 (IF) (5)
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue
	Bonds, Scott & White Healthcare Project, Tender Option Bond Trust 1149:
100	22.163%, 8/15/22 (IF) (5)	No Opt. Call	AA–	203,415
155	21.955%, 8/15/24 (IF) (5)	8/23 at 100.00	AA–	311,800
200	22.163%, 8/15/26 (IF) (5)	8/23 at 100.00	AA–	383,690
170	21.914%, 8/15/27 (IF) (5)	8/23 at 100.00	AA–	317,705
	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior
	Lien Series 2008D:
485	5.625%, 12/15/17	No Opt. Call	BBB+	508,135
9,320	6.250%, 12/15/26	No Opt. Call	BBB+	11,372,078
5,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	5,865,450
	2012, 5.000%, 12/15/22
1,190	Westlake, Texas, Special Assessment Revenue Bonds, Solana Public Improvement District, Series	9/25 at 100.00	N/R	1,205,422
	2015, 6.125%, 9/01/35
46,665	Total Texas			57,245,935
	Utah – 1.0% (0.8% of Total Investments)
6,000	Salt Lake County, Utah, Research Facility Revenue Bonds, Huntsman Cancer Foundation, Series	12/18 at 100.00	N/R	6,349,200
	2013A-1, 5.000%, 12/01/33 (Mandatory put 12/15/20)
	Vermont – 0.6% (0.4% of Total Investments)
3,600	Vermont Economic Development Authority, Solid Waste Disposal Revenue Bonds, Casella Waste	No Opt. Call	BB–	3,630,780
	Systems, Inc. Project, Series 2013, 4.750%, 4/01/36 (Mandatory put 4/01/18) (Alternative
	Minimum Tax)
	Virgin Islands – 1.8% (1.4% of Total Investments)
3,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Working Capital Series	10/24 at 100.00	BBB+	3,388,230
	2014A, 5.000%, 10/01/29
640	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien	10/20 at 100.00	BBB	713,062
	Series 2010A, 5.000%, 10/01/25
1,515	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien,	No Opt. Call	AA	1,786,579
	Refunding Series 2013B, 5.000%, 10/01/24 – AGM Insured
5,000	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project,	10/19 at 100.00	Baa3	5,626,200
	Series 2009A, 6.750%, 10/01/37
10,155	Total Virgin Islands			11,514,071
	Virginia – 2.3% (1.9% of Total Investments)
	Dulles Town Center Community Development Authority, Loudon County, Virginia Special
	Assessment Refunding Bonds, Dulles Town Center Project, Series 2012:
1,265	4.000%, 3/01/20	No Opt. Call	N/R	1,315,486
1,000	5.000%, 3/01/21	No Opt. Call	N/R	1,093,530
1,410	5.000%, 3/01/22	No Opt. Call	N/R	1,551,071
	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova
	Health System, Tender Option Bond Trust 3309:
1,800	22.846%, 5/15/20 (IF) (5)	No Opt. Call	AA+	3,362,490
120	22.846%, 5/15/20 (IF) (5)	No Opt. Call	AA+	223,338
400	17.842%, 5/15/20 (IF) (5)	No Opt. Call	AA+	560,780
1,598	Peninsula Town Center Community Development Authority, Virginia, Special Obligation Bonds,	No Opt. Call	N/R	1,690,556
	Series 2007, 5.800%, 9/01/17
1,000	Roanoke Economic Development Authority, Virginia, Residential Care Facility Mortgage Revenue	No Opt. Call	N/R	1,020,600
	Refunding Bonds, Virginia Lutheran Homes Brandon Oaks Project, Series 2012, 5.000%, 12/01/32
	Virginia Gateway Community Development Authority, Prince William County, Virginia, Special
	Assessment Refunding Bonds, Series 2012:
695	5.000%, 3/01/25	No Opt. Call	N/R	734,511
340	4.500%, 3/01/29	No Opt. Call	N/R	342,169
1,505	5.000%, 3/01/30	No Opt. Call	N/R	1,574,095
1,410	Virginia Small Business Financing Authority, Revenue Bonds, Hampton University, Refunding	No Opt. Call	A	1,695,708
	Series 2014, 5.000%, 10/01/23
12,543	Total Virginia			15,164,334
	Washington – 2.5% (2.0% of Total Investments)
500	Tacoma Consolidated Local Improvement District 65, Washington, Special Assessment Bonds,	4/17 at 100.00	N/R	499,989
	Series 2013, 5.750%, 4/01/43
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Group Health Cooperative of	12/16 at 100.00	AA	2,060,499
	Puget Sound, Series 2006, 5.000%, 12/01/24 – RAAI Insured
	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Mirabella
	Project, Series 2012A:
3,800	6.000%, 10/01/22	No Opt. Call	N/R	4,226,929
2,135	6.500%, 10/01/32	No Opt. Call	N/R	2,334,045
	Washington State Housing Finance Commission, Non-Profit Revenue Bonds, Emerald Heights
	Project, Refunding 2013:
1,000	5.000%, 7/01/21	No Opt. Call	A–	1,135,700
1,000	5.000%, 7/01/23	No Opt. Call	A–	1,158,670
5,000	Washington State Health Care Facilities Authority, Tender Option Bond Trust 2015-XF1017,	7/24 at 100.00	A	4,784,200
	2.668%, 1/01/35 (IF) (5)
15,435	Total Washington			16,200,032
	Wisconsin – 2.6% (2.1% of Total Investments)
1,740	Green Bay Redevelopment Authority, Wisconsin, Industrial Development Revenue Bonds, Fort	No Opt. Call	N/R	1,900,671
	James Project, Series 1999, 5.600%, 5/01/19 (Alternative Minimum Tax)
	Oneida Tribe of Indians of Wisconsin, Retail Sales Revenue Bonds, Series 2011-144A:
3,915	5.500%, 2/01/21	No Opt. Call	AA–	4,397,601
350	6.500%, 2/01/31	2/19 at 102.00	AA–	401,817
415	Platteville Redevelopment Authority, Wisconsin, Revenue Bonds, University of Wisconsin –	7/22 at 100.00	BBB–	431,902
	Platteville Real Estate Foundation Project, Series 2012A, 5.000%, 7/01/42
	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, Cottonwood
	Classical Preparatory School in Albuquerque, New Mexico, Series 2012A:
1,200	5.250%, 12/01/22	No Opt. Call	N/R	1,244,759
1,610	6.000%, 12/01/32	No Opt. Call	N/R	1,657,494
760	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences,	No Opt. Call	BB–	786,629
	Series 2012, 5.000%, 4/01/22
3,130	Public Finance Authority of Wisconsin, Senior Airport Facilities Revenue and Refunding Bonds,	No Opt. Call	BBB	3,431,981
	TrIPS Obligated Group, Series 2012B, 5.000%, 7/01/22 (Alternative Minimum Tax)
1,115	Public Finance Authority of Wisconsin, Student Housing Revenue Bonds, Collegiate Housing	7/25 at 100.00	BBB–	1,199,315
	Foundation – Cullowhee LLC – Western California University Project, Series 2015A,
	5.000%, 7/01/30
	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Tender Option Bond
	Trust 2015-XF0127:
50	20.690%, 4/01/20 (IF) (5)	No Opt. Call	Aa3	100,221
100	21.517%, 10/01/20 (IF) (5)	No Opt. Call	Aa3	212,754
185	21.126%, 10/01/20 (IF) (5)	No Opt. Call	Aa3	379,293
100	21.517%, 10/01/20 (IF) (5)	No Opt. Call	Aa3	200,329
250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit Health System,	4/20 at 100.00	A–	267,359
	Inc., Series 2010B, 5.000%, 4/01/30
14,920	Total Wisconsin			16,612,125
	Wyoming – 0.1% (0.1% of Total Investments)
594	Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds, FMC Corporation, Series	5/16 at 100.00	BBB	597,207
	2005, 5.600%, 12/01/35 (Alternative Minimum Tax)
$ 757,351	Total Long-Term Investments (cost $797,716,773)			810,349,878
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Preference – (26.9)% (7)			(175,000,000)
	Other Assets Less Liabilities – 2.4% (8)			15,626,552
	Net Assets Applicable to Common Shares – 100%			$ 650,976,430

Investments in Derivatives as of Febraury 29, 2016

Interest Rate Swaps outstanding:

								Variation
		Fund			Fixed Rate			Margin	Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Receivable/	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (9)	Date	(Payable)	(Depreciation)
JPMorgan Chase Bank, N.A.*	$ 6,700,000	Receive	3-Month USD-LIBOR-ICE	2.857%	Semi-Annually	7/13/16	7/13/26	$(11,678)	$ (774,985)
JPMorgan Chase Bank, N.A.	21,400,000	Receive	Weekly USD-SIFMA	1.985	Quarterly	10/03/16	10/03/28	—	(1,459,738)
	$28,100,000							$(11,678)	$(2,234,723)
*Citigroup Global Markets Inc. is the clearing broker for this transaction.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting report:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$810,349,878	$ —	$810,349,878
Investments in Derivatives:
Interest Rate Swaps*	—	(2,234,723)	—	(2,234,723)
Total	$ —	$808,115,155	$ —	$808,115,155
* Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of February 29, 2016, the cost of investments (excluding investments in derivatives) was $796,569,058.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of February 29, 2016, were as follows:

Gross unrealized:
Appreciation	$ 30,971,363
Depreciation	(17,190,543)
Net unrealized appreciation (depreciation) of investments	$ 13,780,820

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.
(6)	As of, or subsequent to, the end of the reporting period this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(7)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Preference as a percentage of Total
Investments is 21.6%.
(8)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.
(9)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each contract.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
USD-LIBOR-ICE	United States Dollar-London Inter-Bank Offered Rate-Intercontinental Exchange
USD-SIFMA	United States Dollar-Securities Industry and Financial Markets Association

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Intermediate Duration Municipal Term Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date:         April 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date:         April 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         April 29, 2016